LEASES - Lessee - Weighted average remaining lease terms and discount rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 8 months 26 days	3 years 7 days
Weighted average discount rate	3.64%	4.38%
Operating lease expenses	$ 250,939	$ 274,707	$ 260,561